T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1)	5,310,000	6,227
Republic of Albania, 5.75%, 11/12/20 (EUR)	5,509,000	6,403
Total Albania (Cost $13,182)		12,630

ARGENTINA 0.1%
Government Bonds 0.1%
Republic of Argentina, 3.375%, 1/15/23 (EUR)	13,782,000	5,839
Total Argentina (Cost $14,771)		5,839

AUSTRALIA 1.2%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)	10,096,000	11,853
		11,853
Government Bonds 1.0%
Commonwealth of Australia, 3.00%, 3/21/47	33,404,000	29,434
New South Wales Treasury, 4.00%, 5/20/26	46,975,600	37,366
		66,800
Total Australia (Cost $75,842)		78,653

AUSTRIA 1.1%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	449
		449
Government Bonds 1.1%
Heta Asset Resolution, 2.375%, 12/13/22	30,100,000	35,339
Republic of Austria, 3.80%, 1/26/62 (1)	13,679,000	34,386
		69,725
Total Austria (Cost $66,852)		70,174

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
BELGIUM 0.8%
Government Bonds 0.8%
Kingdom of Belgium, 4.25%, 3/28/41 (1)	16,823,827	33,410
Kingdom of Belgium, 5.00%, 3/28/35 (1)	8,495,589	16,345
Total Belgium (Cost $46,571)		49,755

BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	26,905,000	30,604
Total Bermuda (Cost $28,242)		30,604

BRAZIL 1.6%
Corporate Bonds 0.2%
Azul Investments, 5.875%, 10/26/24 (USD) (1)	3,150,000	3,154
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	10,655,000	11,123
		14,277
Government Bonds 1.4%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	304,425,000	81,455
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	10,100,000	12,219
		93,674
Total Brazil (Cost $106,724)		107,951

CANADA 2.2%
Corporate Bonds 0.3%
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (2)	27,134,000	19,758
		19,758
Government Bonds 1.9%
Government of Canada, 2.00%, 9/1/23	80,650,000	62,141
Government of Canada, 3.50%, 12/1/45	47,943,000	51,375
Province of Ontario, 2.60%, 6/2/25	11,778,000	9,237
Province of Ontario, 3.50%, 6/2/43	5,239,000	4,749
		127,502
Total Canada (Cost $140,937)		147,260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

CHILE 3.0%

Corporate Bonds 0.4%
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26
(USD)	1,325,000	1,401
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24
(USD)	10,475,000	11,096
Enel Chile, 4.875%, 6/12/28 (USD)	11,515,000	12,992
		25,489
Government Bonds 2.6%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/21	48,740,000,000	69,397
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	28,170,000,000	43,200
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	37,285,000,000	60,310
		172,907
Total Chile (Cost $209,977)		198,396

CHINA 4.6%

Corporate Bonds 0.5%
CNAC HK Finbridge, 1.75%, 6/14/22 (EUR)	4,000,000	4,516
Country Garden Holdings, 7.125%, 4/25/22 (USD)	8,200,000	8,724
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	8,285,000	7,933
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1)	10,000,000	11,507
		32,680
Government Bonds 4.1%
China Development Bank, 3.68%, 2/26/26	570,000,000	79,891
China Development Bank, 4.24%, 8/24/27	330,000,000	47,661
China Development Bank, 4.88%, 2/9/28	170,000,000	25,674
People's Republic of China, 3.13%, 4/13/22	120,000,000	16,982
People's Republic of China, 3.25%, 6/6/26	550,000,000	77,444
People's Republic of China, 3.60%, 9/6/25	40,000,000	5,749
People's Republic of China, 3.77%, 3/8/25	50,000,000	7,239
People's Republic of China, 4.00%, 6/24/69	80,000,000	11,427
		272,067
Total China (Cost $313,275)		304,747

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
CROATIA 0.3%
Government Bonds 0.3%
Republic of Croatia, 3.875%, 5/30/22 (EUR)	14,795,000	17,798
Total Croatia (Cost $18,395)		17,798

CYPRUS 3.0%
Government Bonds 3.0%
Republic of Cyprus, 2.375%, 9/25/28	40,206,000	51,247
Republic of Cyprus, 2.75%, 6/27/24	1,668,000	2,051
Republic of Cyprus, 2.75%, 2/26/34	2,716,000	3,691
Republic of Cyprus, 2.75%, 5/3/49	2,832,000	4,056
Republic of Cyprus, 3.75%, 7/26/23	39,094,000	48,663
Republic of Cyprus, 3.875%, 5/6/22	39,543,000	47,544
Republic of Cyprus, 4.25%, 11/4/25	27,419,000	37,102
Total Cyprus (Cost $196,354)		194,354

CZECH REPUBLIC 0.5%
Corporate Bonds 0.1%
Residomo, 3.375%, 10/15/24 (EUR) (1)	2,098,000	2,369
Residomo, 3.375%, 10/15/24 (EUR)	190,000	215
UniCredit Bank Czech Republic & Slovakia, 0.625%, 4/30/20
(EUR)	6,500,000	7,113
		9,697
Government Bonds 0.4%
Czech Republic, 3.625%, 4/14/21 (EUR)	18,175,000	21,095
Czech Republic, 3.875%, 5/24/22 (EUR)	4,116,000	5,002
		26,097
Total Czech Republic (Cost $39,615)		35,794

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 2.75%, 5/19/26 (EUR) (2)	9,193,000	10,330
LSF10 Wolverine Investments, 5.00%, 3/15/24 (EUR)	1,500,000	1,674
Total Denmark (Cost $12,789)		12,004

EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1)	10,770,000	12,207
Arab Republic of Egypt Treasury Bills, 15.80%, 11/26/19	200,050,000	11,989
Arab Republic of Egypt Treasury Bills, 16.149%, 1/14/20	35,950,000	2,112
Arab Republic of Egypt Treasury Bills, 16.149%, 1/28/20	35,350,000	2,064
Arab Republic of Egypt Treasury Bills, 16.629%, 1/7/20	71,900,000	4,247
Total Egypt (Cost $32,325)		32,619

FINLAND 0.1%
Corporate Bonds 0.1%
Citycon, 3.75%, 6/24/20	4,064,000	4,543
Total Finland (Cost $5,068)		4,543

FRANCE 4.9%
Corporate Bonds 0.4%
Altice France, 3.375%, 1/15/28 (1)	505,000	559
Altice France, 5.875%, 2/1/27 (1)	1,305,000	1,574
Altice France, 6.25%, 5/15/24 (USD) (1)	2,073,000	2,140
AXA, VR, 5.25%, 4/16/40 (2)	1,800,000	2,015
BNP Paribas, 5.75%, 1/24/22 (GBP)	361,000	487
BPCE, 1.125%, 1/18/23	3,000,000	3,379
Credit Agricole, 1.00%, 9/16/24	5,800,000	6,637
Credit Agricole, 1.875%, 12/20/26	5,200,000	6,254
Societe Fonciere Lyonnaise, 2.25%, 11/16/22	2,900,000	3,365
		26,410

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 4.5%
Dexia Credit Local, 0.625%, 1/21/22	12,850,000	14,343
Dexia Credit Local, 2.00%, 1/22/21	2,550,000	2,871
Electricite de France, 6.875%, 12/12/22 (GBP)	950,000	1,386
Republic of France, 1.75%, 11/25/24	27,329,408	33,440
Republic of France, 1.75%, 5/25/66 (1)	1,811,936	2,755
Republic of France, 3.25%, 5/25/45	116,940,550	216,707
Republic of France, 5.75%, 10/25/32	10,877,103	21,035
		292,537
Total France (Cost $299,402)		318,947

GERMANY 1.2%
Corporate Bonds 0.9%
ADO Properties, 1.50%, 7/26/24	8,100,000	8,841
Consus Real Estate, 9.625%, 5/15/24 (1)	3,800,000	4,151
Deutsche Bank, 5.00%, 6/24/20 (3)	5,350,000	5,983
E. ON, 1.625%, 5/22/29	10,500,000	12,768
ProSiebenSat. 1 Media, 2.625%, 4/15/21	3,880,000	4,358
Volkswagen Leasing, 1.625%, 8/15/25	10,500,000	11,960
Vonovia Finance, 1.625%, 12/15/20	7,100,000	7,907
		55,968
Government Bonds 0.3%
KfW, 4.70%, 6/2/37 (CAD)	5,202,000	5,112
KfW, 6.00%, 8/20/20 (AUD)	19,163,000	13,488
		18,600
Total Germany (Cost $79,237)		74,568

ICELAND 0.7%
Corporate Bonds 0.1%
Arion Banki, 1.00%, 3/20/23 (EUR)	5,500,000	6,029
Landsbankinn, 1.00%, 5/30/23 (EUR)	1,000,000	1,096
		7,125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 0.6%
Landsbankinn, 1.625%, 3/15/21 (EUR)	33,221,000	36,926
		36,926
Total Iceland (Cost $48,227)		44,051

INDIA 2.6%
Corporate Bonds 1.1%
ABJA Investment, 5.45%, 1/24/28 (USD)	8,731,000	8,530
HDFC Bank, 8.10%, 3/22/25	1,620,000,000	22,725
Housing Development Finance, 6.875%, 4/30/20	2,990,000,000	42,513
		73,768
Government Bonds 1.5%
Government of India, 8.20%, 9/24/25	1,500,000,000	22,801
Government of India, 8.24%, 2/15/27	2,035,000,000	31,028
Government of India, 9.15%, 11/14/24	3,000,000,000	47,138
		100,967
Total India (Cost $180,358)		174,735

INDONESIA 2.7%
Corporate Bonds 0.1%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	81,540,000,000	5,633
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1)	2,450,000	2,540
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	655,000	693
		8,866
Government Bonds 2.6%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	40,797,000	55,102
Republic of Indonesia, 6.125%, 5/15/28	390,270,000,000	25,525
Republic of Indonesia, 7.00%, 5/15/27	276,860,000,000	19,411
Republic of Indonesia, 8.125%, 5/15/24	359,987,000,000	26,846
Republic of Indonesia, 8.375%, 3/15/24	470,684,000,000	35,297
Republic of Indonesia, 8.375%, 9/15/26	43,000,000,000	3,253
Republic of Indonesia, 10.25%, 7/15/27	50,700,000,000	4,195
		169,629
Total Indonesia (Cost $179,535)		178,495

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
IRELAND 2.8%
Corporate Bonds 0.3%
AIB Group, 2.25%, 7/3/25	12,300,000	14,385
Ardagh Packaging Finance, 6.75%, 5/15/24 (1)	593,000	679
XLIT, VR, 3.25%, 6/29/47 (2)	5,700,000	6,900
		21,964
Government Bonds 2.5%
Republic of Ireland, 1.00%, 5/15/26	66,802,445	79,044
Republic of Ireland, 1.50%, 5/15/50	3,700,000	4,830
Republic of Ireland, 2.00%, 2/18/45	6,130,000	8,872
Republic of Ireland, 4.50%, 4/18/20	14,028,607	15,706
Republic of Ireland, 5.40%, 3/13/25	37,387,300	53,677
		162,129
Total Ireland (Cost $190,543)		184,093

ISRAEL 3.1%
Government Bonds 3.1%
State of Israel, 1.50%, 1/18/27 (EUR)	18,046,000	21,658
State of Israel, 1.75%, 8/31/25	334,444,436	102,786
State of Israel, 3.75%, 3/31/47	19,700,000	7,596
State of Israel, 4.625%, 3/18/20 (EUR)	20,087,000	22,344
State of Israel, 5.50%, 1/31/42	99,630,000	47,703
Total Israel (Cost $190,976)		202,087

ITALY 6.1%
Corporate Bonds 0.4%
Enel Finance International, 5.625%, 8/14/24 (GBP)	2,663,000	3,895
EVOCA, 7.00%, 10/15/23	8,400,000	9,481
International Game Technology, 3.50%, 6/15/26 (1)	2,410,000	2,790
Telecom Italia, 5.875%, 5/19/23 (GBP)	1,300,000	1,766
UniCredit, 2.00%, 3/4/23	5,086,000	5,873
		23,805

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 5.7%
Italy Buoni Poliennali del Tesoro, 2.00%, 12/1/25	48,349,000	57,846
Italy Buoni Poliennali del Tesoro, 2.80%, 3/1/67	46,185,000	59,699
Italy Buoni Poliennali del Tesoro, 3.45%, 3/1/48 (1)	4,170,000	6,171
Italy Buoni Poliennali del Tesoro, 4.50%, 3/1/24	58,758,000	76,244
Italy Buoni Poliennali del Tesoro, 4.75%, 9/1/21	27,629,000	32,989
Italy Buoni Poliennali del Tesoro, 5.00%, 3/1/22	16,066,000	19,703
Italy Buoni Poliennali del Tesoro, 5.50%, 9/1/22	97,110,000	123,109
		375,761
Total Italy (Cost $408,166)		399,566

JAPAN 14.5%

Corporate Bonds 0.2%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	12,940,000	15,766
		15,766
Government Bonds 14.3%
Government of Japan, 0.10%, 6/20/21	6,913,400,000	64,394
Government of Japan, 0.60%, 6/20/37	4,378,850,000	43,806
Government of Japan, 0.70%, 3/20/37	8,878,050,000	90,252
Government of Japan, 1.20%, 12/20/34	18,051,700,000	196,388
Government of Japan, 1.40%, 9/20/34	9,148,000,000	101,934
Government of Japan, 1.70%, 9/20/44	8,201,250,000	101,614
Government of Japan, 2.20%, 9/20/39	1,190,900,000	15,294
Government of Japan, 2.50%, 9/20/37	11,023,500,000	144,458
Government of Japan, Inflation Indexed, 0.10%, 3/10/24	2,580,825,600	24,476
Government of Japan, Inflation Indexed, 0.10%, 9/10/24	3,364,071,700	31,998
Government of Japan, Inflation Indexed, 0.10%, 3/10/25	5,683,594,000	54,192
Japan Treasury Discount Bill, (0.175)%, 12/2/19	7,500,000,000	69,383
		938,189
Total Japan (Cost $918,650)		953,955

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
LATVIA 0.5%
Government Bonds 0.5%
Republic of Latvia, 1.875%, 2/19/49	23,951,000	33,591
Total Latvia (Cost $26,978)		33,591

LITHUANIA 0.1%
Government Bonds 0.1%
Republic of Lithuania, 1.625%, 6/19/49 (3)	5,309,000	7,269
Total Lithuania (Cost $5,862)		7,269

LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Altice Financing, 5.25%, 2/15/23	1,938,000	2,171
Altice Luxembourg, 6.25%, 2/15/25	3,187,000	3,639
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	6,271,000	7,208
JAB Holdings, 2.00%, 5/18/28	5,900,000	6,937
JAB Holdings, 2.125%, 9/16/22	6,500,000	7,508
Kleopatra Holdings 1, 9.25%, (PIK), 6/30/23 (4)	626,133	373
Total Luxembourg (Cost $29,378)		27,836

MALAYSIA 2.9%
Government Bonds 2.9%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	28,700,000	27,494
Government of Malaysia, 4.392%, 4/15/26	66,490,000	16,802
Government of Malaysia, 4.736%, 3/15/46	330,165,000	90,439
Government of Malaysia, 4.921%, 7/6/48	200,290,000	56,234
Total Malaysia (Cost $178,790)		190,969

MEXICO 3.8%
Government Bonds 3.8%
Petroleos Mexicanos, 3.125%, 11/27/20 (EUR)	1,540,000	1,733
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)	35,958,000	43,140

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
United Mexican States, 6.50%, 6/9/22	2,169,300,000	109,455
United Mexican States, 7.50%, 6/3/27	147,251,500	7,754
United Mexican States, 8.00%, 12/7/23	1,562,850,000	82,977
United Mexican States, 10.00%, 12/5/24	90,381,000	5,242
Total Mexico (Cost $257,408)		250,301

MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	11,970,000	13,632
Total Morocco (Cost $15,076)		13,632

NETHERLANDS 0.4%
Corporate Bonds 0.3%
ABN AMRO Bank, 6.375%, 4/27/21	1,355,000	1,619
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)	100,000	146
Cooperatieve Rabobank, 4.875%, 1/10/23 (GBP)	2,893,000	4,014
ING Bank, VR, 3.625%, 2/25/26 (2)	5,956,000	6,810
Lincoln Financing, 3.625%, 4/1/24 (1)	3,305,000	3,717
Trivium Packaging Finance, 3.75%, 8/15/26 (1)	710,000	818
		17,124
Government Bonds 0.1%
Kingdom of the Netherlands, 5.50%, 1/15/28	3,870,000	6,370
		6,370
Total Netherlands (Cost $25,124)		23,494

NORWAY 0.4%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	9,135,000	10,684
		10,684
Government Bonds 0.2%
Kingdom of Norway, 3.00%, 3/14/24 (1)	104,912,000	12,390
		12,390
Total Norway (Cost $25,024)		23,074

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	10,300,000	10,712
Total Panama (Cost $10,326)		10,712

PERU 0.1%
Corporate Bonds 0.1%
Banco Internacional Del Peru Saa Interbank, 3.25%, 10/4/26
(USD) (1)	8,100,000	8,108
Total Peru (Cost $8,075)		8,108

PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3)	5,100,000	5,756
Total Portugal (Cost $5,684)		5,756

ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.875%, 10/28/24 (EUR)	2,725,000	3,354
Republic of Romania, 2.875%, 3/11/29 (EUR)	3,963,000	4,887
Republic of Romania, 4.25%, 6/28/23	96,145,000	22,563
Republic of Romania, 4.625%, 9/18/20 (EUR)	15,558,000	17,748
Republic of Romania, 4.75%, 2/24/25	116,215,000	27,791
Republic of Romania, 4.875%, 11/7/19 (EUR)	8,615,000	9,442
Republic of Romania, 5.80%, 7/26/27	64,860,000	16,626
Total Romania (Cost $108,847)		102,411

RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27	924,304,000	15,349
Total Russia (Cost $15,762)		15,349

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SAUDI ARABIA 0.2%
Government Bonds 0.2%
Saudi Arabian Oil, 3.50%, 4/16/29 (USD) (1)	8,200,000	8,566
Saudi Arabian Oil, 4.375%, 4/16/49 (USD) (1)	3,700,000	4,051
Total Saudi Arabia (Cost $11,909)		12,617

SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)(3)	27,285,000	31,031
Republic of Serbia, 5.75%, 7/21/23	54,150,000	565
Total Serbia (Cost $30,824)		31,596

SINGAPORE 0.5%
Government Bonds 0.5%
Government of Singapore, 2.25%, 6/1/21	259,000	189
Government of Singapore, 3.125%, 9/1/22	45,701,000	34,448
Total Singapore (Cost $35,617)		34,637

SLOVENIA 2.3%
Government Bonds 2.3%
Republic of Slovenia, 1.00%, 3/6/28	10,580,000	12,640
Republic of Slovenia, 1.25%, 3/22/27	28,285,000	34,270
Republic of Slovenia, 1.50%, 3/25/35 (3)	14,474,000	18,437
Republic of Slovenia, 2.125%, 7/28/25	34,830,000	43,556
Republic of Slovenia, 4.625%, 9/9/24	8,424,000	11,493
Republic of Slovenia, 5.125%, 3/30/26	5,426,000	8,028
Republic of Slovenia, 5.25%, 2/18/24 (USD)	16,865,000	19,165
Total Slovenia (Cost $148,910)		147,589

SOUTH AFRICA 2.4%
Corporate Bonds 1.0%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	15,940,000	16,093
Eskom Holdings SOC, 7.125%, 2/11/25 (USD)	29,634,000	30,583

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
MTN Mauritius Investments, 4.755%, 11/11/24 (USD)	5,300,000	5,380
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	6,500,000	7,142
SASOL Financing USA, 5.875%, 3/27/24 (USD) (3)	5,050,000	5,459
		64,657
Government Bonds 1.4%
Republic of South Africa, 10.50%, 12/21/26	1,233,408,986	90,952
		90,952
Total South Africa (Cost $175,920)		155,609

SOUTH KOREA 2.9%
Government Bonds 2.9%
Republic of South Korea, 1.875%, 3/10/24	59,185,000,000	50,540
Republic of South Korea, 3.00%, 9/10/24	154,765,000,000	139,263
Total South Korea (Cost $197,685)		189,803

SPAIN 1.2%
Corporate Bonds 0.9%
Banco Santander, 1.375%, 2/9/22	2,800,000	3,149
CaixaBank, VR, 2.75%, 7/14/28 (2)	25,900,000	29,714
Cirsa Finance International, 6.25%, 12/20/23 (1)	3,690,000	4,272
Cirsa Finance International, 6.25%, 12/20/23	1,700,000	1,968
Inmobiliaria Colonial Socimi, 2.728%, 6/5/23	8,700,000	10,405
Naturgy Finance, 3.50%, 4/15/21	100,000	115
Santander Consumer Finance, 0.90%, 2/18/20	6,000,000	6,566
Telefonica Emisiones, 2.242%, 5/27/22	2,100,000	2,426
Telefonica Emisiones, 3.961%, 3/26/21	100,000	116
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)	50,000	69
Telefonica Emisiones, 5.597%, 3/12/20 (GBP)	1,200,000	1,504
		60,304
Government Bonds 0.3%
Kingdom of Spain, 1.40%, 7/30/28 (1)	17,400,000	21,190
		21,190
Total Spain (Cost $86,057)		81,494

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SRI LANKA 0.6%

Government Bonds 0.6%
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	100,000	102
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	8,450,000	8,589
Republic of Sri Lanka Treasury Bills, 9.391%, 5/1/20	2,085,000,000	10,946
Republic of Sri Lanka Treasury Bills, 9.476%, 3/6/20	220,000,000	1,169
Republic of Sri Lanka Treasury Bills, 9.757%, 4/17/20	1,070,000,000	5,636
Republic of Sri Lanka Treasury Bills, 10.497%, 1/24/20	1,191,000,000	6,386
Republic of Sri Lanka Treasury Bills, 10.529%, 11/29/19	446,000,000	2,419
Republic of Sri Lanka Treasury Bills, 10.529%, 12/6/19	224,000,000	1,214
Republic of Sri Lanka Treasury Bills, 10.542%, 2/28/20	804,000,000	4,286
Total Sri Lanka (Cost $41,341)		40,747

SUPRANATIONAL 0.8%

Government Bonds 0.8%
European Investment Bank, 1.25%, 5/12/25 (SEK)	367,290,000	39,930
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	12,207,000	10,580
Total Supranational (Cost $54,226)		50,510

SWEDEN 1.1%

Corporate Bonds 1.1%
Akelius Residential Property, 1.125%, 3/14/24 (EUR)	4,500,000	5,040
Akelius Residential Property, 1.75%, 2/7/25 (EUR)	6,390,000	7,342
Nordea Hypotek, 1.00%, 4/8/22	381,500,000	39,773
Nordea Hypotek, 1.00%, 9/18/24	170,000,000	18,012
Total Sweden (Cost $77,089)		70,167

SWITZERLAND 0.3%

Corporate Bonds 0.3%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2)	2,131,000	2,660
Credit Suisse Group Finance, 7.00%, 10/5/20 (GBP)	185,000	241
Credit Suisse Group Funding, 1.25%, 4/14/22 (EUR)	6,195,000	6,958

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

UBS AG London, 1.375%, 4/16/21 (EUR)	11,143,000	12,485
Total Switzerland (Cost $24,719)		22,344

THAILAND 1.1%

Government Bonds 1.1%
Kingdom of Thailand, 3.65%, 6/20/31	1,539,665,000	62,001
Kingdom of Thailand, 4.875%, 6/22/29	265,431,000	11,355
Total Thailand (Cost $62,838)		73,356

UNITED KINGDOM 5.2%

Corporate Bonds 2.3%
AA Bond, 5.50%, 7/31/22 (3)	4,796,000	5,072
B. A. T. International Finance, 4.00%, 9/4/26	5,786,000	7,949
Barclays, 1.875%, 12/8/23 (EUR)	5,786,000	6,658
BP Capital Markets, 1.573%, 2/16/27 (EUR)	10,000,000	11,925
Cabot Financial Luxembourg, 7.50%, 10/1/23 (3)	4,945,000	6,294
Crh Finance UK, 4.125%, 12/2/29	10,000,000	14,799
Eastern Power Networks, 4.75%, 9/30/21	1,084,000	1,430
Eastern Power Networks, 5.75%, 3/8/24	62,000	91
eG Global Finance, 4.375%, 2/7/25 (EUR) (1)	2,230,000	2,357
FCE Bank, 0.869%, 9/13/21 (EUR)	3,485,000	3,794
FCE Bank, 1.66%, 2/11/21 (EUR)	3,541,000	3,921
FCE Bank, 3.25%, 11/19/20	5,387,000	6,726
G4S International Finance, 1.50%, 6/2/24 (EUR)	6,300,000	7,063
GKN Holdings, 6.75%, 10/28/19	18,000	22
HBOS, 5.374%, 6/30/21 (EUR)	1,100,000	1,304
HSBC Bank, 4.75%, 3/24/46	3,848,000	6,102
HSBC Bank, 6.50%, 7/7/23	18,000	26
InterContinental Hotels Group, 3.875%, 11/28/22	3,571,000	4,745
Leeds Building Society, 2.625%, 4/1/21 (EUR)	2,775,000	3,145
Marks & Spencer, 4.75%, 6/12/25	4,249,000	5,738
Next Group, 3.625%, 5/18/28	7,491,000	9,788
Next Group, 4.375%, 10/2/26	982,000	1,358
Pinnacle Bidco, 6.375%, 2/15/25	4,200,000	5,489

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Pinnacle Bidco, 6.375%, 2/15/25 (1)	1,374,000	1,796
RSA Insurance Group, VR, 5.125%, 10/10/45 (2)	4,310,000	5,900
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	206,000	305
Sky, 1.875%, 11/24/23 (EUR)	5,909,000	6,942
Standard Chartered, VR, 4.00%, 10/21/25 (EUR) (2)	4,310,000	4,878
Tesco, 6.125%, 2/24/22 (3)	1,490,000	2,033
Victoria, 5.25%, 7/15/24 (EUR) (1)(3)	1,755,000	1,967
Virgin Media Secured Finance, 5.25%, 5/15/29 (1)	5,005,000	6,586
WM Morrison Supermarkets, 2.25%, 6/19/20 (EUR) (3)	5,325,000	5,893
		152,096
Government Bonds 2.9%
Government of the United Kingdom, 1.625%, 10/22/71	12,770,000	20,820
Government of the United Kingdom, 4.25%, 12/7/46	78,085,797	171,272
		192,092
Total United Kingdom (Cost $342,600)		344,188

UNITED STATES 3.9%

Corporate Bonds 3.9%
Altria Group, 2.20%, 6/15/27 (EUR)	11,800,000	13,708
American International Group, 5.00%, 4/26/23 (GBP)	4,000,000	5,545
Bank of America, 2.375%, 6/19/24 (EUR)	5,000,000	6,026
Bank of America, 2.50%, 7/27/20 (EUR)	100,000	111
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2)	5,786,000	6,634
Becton Dickinson & Company, 1.90%, 12/15/26 (EUR)	11,000,000	12,852
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	7,393,000	9,677
Becton Dickinson Euro Finance, 1.208%, 6/4/26 (EUR)	11,440,000	12,864
Booking Holdings, 2.15%, 11/25/22 (EUR)	2,560,000	2,969
Booking Holdings, 2.375%, 9/23/24 (EUR)	8,311,000	10,062
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	9,220,000	10,434
Capital One Financial, 1.65%, 6/12/29 (EUR)	11,300,000	12,868
Carnival, 1.125%, 11/6/19 (EUR)	228,000	249
Constellium, 4.25%, 2/15/26 (EUR) (1)	945,000	1,061
Constellium, 4.25%, 2/15/26 (EUR)	6,510,000	7,310
DH Europe Finance, 0.45%, 3/18/28 (EUR)	1,450,000	1,577
DH Europe Finance, 0.75%, 9/18/31 (EUR)	2,005,000	2,186

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Expedia Group, 2.50%, 6/3/22 (EUR)	4,771,000	5,475
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)	13,500,000	17,502
Fiserv, 0.375%, 7/1/23 (EUR)	2,470,000	2,717
Fiserv, 3.00%, 7/1/31 (GBP)	9,825,000	12,945
GE Capital European Funding Unlimited, 4.625%, 2/22/27
(EUR)	5,450,000	7,413
General Electric, 0.875%, 5/17/25 (EUR)	6,000,000	6,577
General Electric, 1.875%, 5/28/27 (EUR)	9,430,000	10,810
General Electric, 2.125%, 5/17/37 (EUR)	6,560,000	7,334
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)	5,700,000	6,464
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	4,986,000	5,817
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	456,000	608
Morgan Stanley, 1.375%, 10/27/26 (EUR)	5,786,000	6,723
Morgan Stanley, 5.375%, 8/10/20 (EUR)	1,100,000	1,257
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2)	3,049,000	3,371
Netflix, 4.625%, 5/15/29 (EUR) (1)	8,120,000	9,835
Opel Finance International, 1.875%, 10/15/19 (EUR)	8,126,000	8,863
PerkinElmer, 1.875%, 7/19/26 (EUR)	202,000	231
Prologis, 2.25%, 6/30/29 (GBP)	5,048,000	6,526
Refinitiv US Holdings, 4.50%, 5/15/26 (EUR) (1)	4,960,000	5,815
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	8,810,000	9,588
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	5,170,000	5,686
Total United States (Cost $260,306)		257,690

VIETNAM 0.4%

Government Bonds 0.4%
Socialist Republic of Vietnam, 6.75%, 1/29/20 (USD)	24,297,000	24,668
Total Vietnam (Cost $24,559)		24,668

SHORT-TERM INVESTMENTS 4.6%

Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 2.00%, (5)(6)	276,040,482	276,041
		276,041

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

			Par/Shares	$ Value
(Cost and value in $000s)
U. S. Treasury Obligations 0.4%
U. S. Treasury Bills, 1.861%, 2/13/20 (7)			29,169,000	28,974
				28,974
Total Short-Term Investments (Cost $305,008)				305,015

SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 2.07% (5)(6)			3,924,800	39,248
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank				39,248
Total Securities Lending Collateral (Cost $39,248)				39,248

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
Bank of	USD Put / BRL Call, 12/2/19 @ 4.00
America, N. A.	(BRL) (8)	1	132,100	793
	AUD Call / USD Put, 11/4/19 @ 0.70
Credit Suisse	(USD) (8)	1	197,400	203
Total Options Purchased (Cost $1,979)				996
Total Investments in Securities 98.0%
(Cost $6,449,182)				$6,428,394
Other Assets Less Liabilities 2.0%				133,652
Net Assets 100.0%				$6,562,046

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $389,549 and represents 5.9% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at September 30, 2019.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Seven-day yield
(6)	Affiliated Companies
(7)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Non-income producing
6M EUR LIBOR	Six month EUR EURIBOR (EURO interbank offered rate)
6M JPY LIBOR	Six month JPY LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore China Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
OTC	Over-the-counter
PIK	Payment-in-kind
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)
SWAPS 0.1%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%

Greece (0.0)%

Bank of America, N. A. , Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
112.59 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22 (USD)	10,000	(73)	(249)	176

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 112.59
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20 (USD)	6,935	30	(163)	193

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 112.59
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21 (USD)	6,935	(7)	(356)	349

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 112.59
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	9,200	(390)	(536)	146

Total Greece			(1,304)	864

Total Bilateral Credit Default Swaps, Protection Sold			(1,304)	864

Total Bilateral Swaps			(1,304)	864

*Market Price at September 30, 2019

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts in $000s, except for Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.2%
Foreign/Europe 0.2%
Protection Sold (Relevant Credit: Markit iTraxx
Crossover-S31, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/24	60,800	6,713	7,951	(1,238)
Total Foreign/Europe				(1,238)

Total Credit Default Swaps, Protection Sold				(1,238)

Interest Rate Swaps (0.1)%
Foreign/Europe (0.0)%
5 Year Interest Rate Swap, Pay Fixed 0.214%
Annually, Receive Variable (0.368)% (6M EUR
LIBOR) Semi-Annually, 9/22/22	370	(9)	—	(9)
10 Year Interest Rate Swap, Pay Fixed 0.858%
Annually, Receive Variable (0.368)% (6M EUR
LIBOR) Semi-Annually, 9/22/27	600	(61)	—	(61)
30 Year Interest Rate Swap, Pay Fixed 1.54%
Annually, Receive Variable (0.231)% (6M EUR
LIBOR) Semi-Annually, 11/3/47	2,200	(957)	1	(958)
Total Foreign/Europe				(1,028)

Japan 0.0%
20 Year Interest Rate Swap, Receive Fixed
0.733% Semi-Annually, Pay Variable 0.007% (6M
JPY LIBOR) Semi-Annually, 11/7/37	3,000,000	2,953	—	2,953
Total Japan				2,953

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts in $000s, except for Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

Mexico 0.0%

5 Year Interest Rate Swap, Receive Fixed 7.12%
Monthly, Pay Variable 8.199% (MXIBTIIE)
Monthly, 7/18/24	439,500	542	1	541

Total Mexico				541

Poland (0.1)%

5 Year Interest Rate Swap, Pay Fixed 2.305%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/20/23	27,000	(164)	1	(165)

5 Year Interest Rate Swap, Pay Fixed 2.35%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/6/23	24,000	(158)	—	(158)

5 Year Interest Rate Swap, Pay Fixed 2.35%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/24/23	27,500	(181)	—	(181)

5 Year Interest Rate Swap, Pay Fixed 2.423%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/27/23	68,000	(645)	1	(646)

5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 10/19/22	960	(9)	—	(9)

5 Year Interest Rate Swap, Pay Fixed 2.43%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/7/23	60,000	(440)	—	(440)

5 Year Interest Rate Swap, Pay Fixed 2.473%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 1/23/23	39,000	(385)	—	(385)

5 Year Interest Rate Swap, Pay Fixed 2.50%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 10/24/22	22,000	(222)	—	(222)

5 Year Interest Rate Swap, Pay Fixed 2.518%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/18/23	42,000	(344)	—	(344)

5 Year Interest Rate Swap, Pay Fixed 2.535%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/21/22	43,000	(446)	1	(447)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts in $000s, except for Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 2.555%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/6/22	10,700	(113)	1	(114)

5 Year Interest Rate Swap, Pay Fixed 2.58%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/6/22	10,700	(115)	1	(116)

5 Year Interest Rate Swap, Pay Fixed 2.595%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/27/23	78,000	(867)	—	(867)

10 Year Interest Rate Swap, Pay Fixed 2.85%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/6/28	15,800	(400)	1	(401)

10 Year Interest Rate Swap, Pay Fixed 2.91%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/27/28	16,200	(468)	1	(469)

10 Year Interest Rate Swap, Pay Fixed 2.92%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/7/28	16,100	(432)	—	(432)

10 Year Interest Rate Swap, Pay Fixed 3.03%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/18/28	10,100	(294)	1	(295)

10 Year Interest Rate Swap, Pay Fixed 3.075%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/8/28	8,000	(259)	—	(259)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/13/28	15,931	(541)	—	(541)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/14/28	12,062	(411)	1	(412)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts in $000s, except for Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/12/28	10,007	(343)	—	(343)
Total Poland				(7,246)

Total Centrally Cleared Interest Rate Swaps				(4,780)

Total Centrally Cleared Swaps				(6,018)
Net payments (receipts) of variation margin to date				5,780

Variation margin receivable (payable) on centrally cleared swaps				(238)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement	Receive		Deliver		Gain/(Loss)
Bank of America, N. A.	10/10/19	USD	20,106	ILS	71,526	$(480)
Bank of America, N. A.	10/18/19	CZK	1,058,705	USD	46,621	(1,874)
Bank of America, N. A.	10/25/19	USD	2,224	AUD	3,176	78
Bank of America, N. A.	11/12/19	USD	6,091	ILS	21,330	(59)
Bank of America, N. A.	12/6/19	USD	60,669	CNH	429,213	660
Bank of America, N. A.	12/13/19	USD	31,234	ZAR	480,404	(184)
Bank of America, N. A.	1/10/20	USD	31,085	ZAR	480,404	(219)
Barclays Bank	10/4/19	IDR	701,516,193	USD	49,455	(48)
Barclays Bank	10/11/19	KRW	114,466,336	USD	95,932	(289)
Barclays Bank	11/8/19	USD	66,937	CLP	46,633,700	2,930
Barclays Bank	11/12/19	USD	6,088	ILS	21,330	(62)
Barclays Bank	12/13/19	USD	17,535	SGD	24,177	28
Barclays Bank	1/10/20	USD	15,372	ZAR	240,204	(280)
Barclays Bank	1/16/20	USD	48,703	IDR	701,516,193	(76)
Barclays Bank	1/16/20	USD	96,211	KRW	114,466,336	450
Barclays Bank	1/31/20	USD	13,991	EUR	12,643	81
BNP Paribas	10/2/19	BRL	102,746	USD	24,620	104
BNP Paribas	10/2/19	BRL	131,962	USD	32,443	(687)
BNP Paribas	10/2/19	USD	56,361	BRL	234,708	(120)
BNP Paribas	10/18/19	CZK	529,353	USD	23,303	(930)
BNP Paribas	10/18/19	RON	61,123	USD	14,380	(342)
BNP Paribas	10/18/19	USD	11,707	RON	49,464	347
BNP Paribas	10/25/19	USD	6,564	JPY	695,806	117
BNP Paribas	11/8/19	USD	16,559	CLP	11,658,425	557
BNP Paribas	11/12/19	USD	2,749	ILS	9,658	(35)
BNP Paribas	11/15/19	PLN	12,856	USD	3,338	(130)
BNP Paribas	11/22/19	USD	19,680	MXN	391,212	29
BNP Paribas	11/22/19	USD	19,570	MXN	391,214	(81)
BNP Paribas	12/3/19	USD	24,532	BRL	102,746	(98)
BNP Paribas	12/6/19	MYR	21,019	USD	5,006	3
BNP Paribas	12/6/19	MYR	7,818	USD	1,869	(5)
BNP Paribas	12/6/19	USD	31,296	CLP	22,509,567	383
BNP Paribas	12/6/19	USD	28,233	MYR	119,138	(161)
BNP Paribas	12/6/19	USD	7,647	THB	234,581	(33)
BNP Paribas	12/13/19	USD	20,152	ZAR	311,318	(208)
BNP Paribas	12/13/19	ZAR	1,032,772	USD	68,524	(981)
Canadian Imperial Bank of
Commerce	10/10/19	USD	10,055	ILS	35,763	(239)
Canadian Imperial Bank of
Commerce	10/25/19	USD	6,508	JPY	700,560	17
Citibank	10/2/19	BRL	134,326	USD	32,256	69
Citibank	10/2/19	USD	32,939	BRL	134,326	615
Citibank	10/4/19	IDR	350,758,096	USD	24,815	(112)
Citibank	10/4/19	USD	54,471	INR	3,770,077	1,278
Citibank	10/4/19	USD	31,597	TWD	979,320	24
Citibank	10/10/19	ILS	169,298	USD	48,234	493
Citibank	10/10/19	USD	9,188	ILS	32,073	(43)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Citibank	10/11/19	USD	38,173	KRW	44,951,400	$614
Citibank	10/18/19	CZK	51,806	USD	2,243	(54)
Citibank	10/18/19	RON	196,697	USD	46,282	(1,107)
Citibank	10/18/19	RSD	2,004,498	USD	19,093	(489)
Citibank	10/18/19	USD	23,448	RON	98,928	727
Citibank	10/25/19	JPY	2,720,639	USD	25,322	(115)
Citibank	10/25/19	USD	2,465	AUD	3,608	27
Citibank	10/25/19	USD	51,292	CAD	66,814	840
Citibank	10/25/19	USD	570,858	JPY	60,316,585	12,020
Citibank	10/31/19	USD	3,834	EUR	3,450	64
Citibank	11/12/19	ILS	462,874	USD	132,311	1,149
Citibank	11/12/19	USD	4,664	ILS	16,162	5
Citibank	11/12/19	USD	6,082	ILS	21,330	(68)
Citibank	11/15/19	PLN	12,856	USD	3,332	(125)
Citibank	11/22/19	USD	209,473	GBP	172,924	(3,589)
Citibank	11/22/19	USD	24,157	MXN	476,871	203
Citibank	12/6/19	USD	20,119	CNH	143,074	115
Citibank	12/6/19	USD	17,991	THB	550,902	(43)
Citibank	12/13/19	USD	31,015	ZAR	480,404	(403)
Citibank	1/14/20	USD	84,930	ILS	296,559	(880)
Citibank	1/16/20	USD	24,433	IDR	350,758,096	44
Citibank	1/31/20	USD	402,463	EUR	358,009	8,570
Citibank	6/19/20	USD	182,562	EUR	158,451	6,653
Citibank	6/19/20	USD	164,621	JPY	17,437,500	530
Credit Suisse	10/4/19	IDR	701,516,192	USD	49,636	(229)
Credit Suisse	11/8/19	CLP	2,502,406	USD	3,554	(119)
Credit Suisse	11/8/19	USD	2,791	CLP	1,979,963	73
Credit Suisse	1/16/20	USD	24,530	IDR	350,758,096	141
Credit Suisse	1/16/20	USD	24,353	IDR	350,758,096	(36)
Deutsche Bank	11/22/19	GBP	7,515	USD	9,380	(121)
Goldman Sachs	10/4/19	TWD	1,036,319	USD	33,406	5
Goldman Sachs	10/11/19	KRW	57,233,169	USD	47,738	83
Goldman Sachs	10/18/19	CZK	53,112	USD	2,333	(88)
Goldman Sachs	10/18/19	USD	14,706	RUB	935,762	310
Goldman Sachs	10/25/19	USD	3,937	CAD	5,148	50
Goldman Sachs	10/31/19	EUR	7,395	USD	8,192	(112)
Goldman Sachs	11/12/19	USD	6,093	ILS	21,330	(57)
Goldman Sachs	11/22/19	USD	19,582	MXN	391,214	(69)
Goldman Sachs	12/6/19	USD	40,209	CNH	286,144	202
Goldman Sachs	1/16/20	USD	47,874	KRW	57,233,169	(6)
Goldman Sachs	1/16/20	USD	33,699	TWD	1,036,319	30
Goldman Sachs	1/24/20	USD	12,661	NOK	113,988	112
HSBC Bank	10/4/19	IDR	26,492,325	USD	1,876	(10)
HSBC Bank	10/4/19	USD	108,843	IDR	1,557,847,489	(874)
HSBC Bank	10/10/19	USD	10,045	ILS	35,763	(248)
HSBC Bank	10/11/19	USD	77,533	KRW	89,902,800	2,414
HSBC Bank	10/25/19	USD	31	JPY	3,247	1
HSBC Bank	10/31/19	USD	443,113	EUR	394,638	11,909

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
HSBC Bank	11/12/19	USD	6,106	ILS	21,330	$(44)
HSBC Bank	11/22/19	USD	6,843	GBP	5,437	144
HSBC Bank	11/22/19	USD	19,697	MXN	391,214	45
HSBC Bank	12/6/19	USD	10,464	CLP	7,503,189	160
HSBC Bank	12/6/19	USD	100,770	CNH	715,360	754
HSBC Bank	12/6/19	USD	113,011	MYR	476,552	(565)
HSBC Bank	12/6/19	USD	7,682	THB	234,583	3
HSBC Bank	12/6/19	USD	7,666	THB	234,583	(14)
HSBC Bank	1/10/20	USD	15,417	ZAR	240,202	(235)
HSBC Bank	6/19/20	USD	164,568	JPY	17,437,500	477
JPMorgan Chase	10/2/19	BRL	102,745	USD	24,636	89
JPMorgan Chase	10/2/19	USD	24,672	BRL	102,745	(52)
JPMorgan Chase	10/4/19	USD	1,826	TWD	56,999	(12)
JPMorgan Chase	10/11/19	KRW	57,233,168	USD	47,846	(24)
JPMorgan Chase	10/11/19	USD	2,252	KRW	2,646,863	40
JPMorgan Chase	10/18/19	CZK	49,596	USD	2,170	(74)
JPMorgan Chase	10/18/19	RON	7,783	USD	1,837	(49)
JPMorgan Chase	10/25/19	CAD	9,661	USD	7,350	(54)
JPMorgan Chase	10/31/19	USD	8,854	EUR	7,915	206
JPMorgan Chase	11/12/19	USD	6,101	ILS	21,330	(49)
JPMorgan Chase	11/22/19	GBP	2,068	USD	2,586	(38)
JPMorgan Chase	11/22/19	USD	19,810	MXN	391,214	159
JPMorgan Chase	11/22/19	USD	19,580	MXN	391,214	(71)
JPMorgan Chase	11/22/19	USD	50,576	SEK	480,044	1,643
JPMorgan Chase	12/3/19	USD	24,546	BRL	102,745	(84)
JPMorgan Chase	12/6/19	USD	20,890	CLP	15,006,378	281
JPMorgan Chase	12/13/19	USD	17,518	SGD	24,177	11
JPMorgan Chase	1/16/20	USD	47,984	KRW	57,233,168	104
Morgan Stanley	10/2/19	BRL	211,797	USD	50,859	108
Morgan Stanley	10/2/19	USD	51,507	BRL	211,797	540
Morgan Stanley	10/4/19	IDR	17,738,049	USD	1,256	(7)
Morgan Stanley	10/4/19	INR	7,877,159	USD	110,821	319
Morgan Stanley	10/11/19	USD	76,690	KRW	89,902,803	1,571
Morgan Stanley	10/18/19	USD	11,713	RON	49,465	352
Morgan Stanley	10/25/19	USD	47,654	CAD	62,109	755
Morgan Stanley	10/31/19	USD	29,000	EUR	25,865	739
Morgan Stanley	11/8/19	USD	16,528	CLP	11,658,425	526
Morgan Stanley	11/12/19	USD	6,091	ILS	21,333	(60)
Morgan Stanley	1/16/20	USD	109,299	INR	7,877,159	(692)
RBC Dominion Securities	10/4/19	USD	54,203	INR	3,770,077	1,010
Standard Chartered	10/4/19	IDR	446,563,080	USD	31,642	(191)
Standard Chartered	10/4/19	USD	47,960	IDR	686,736,446	(406)
Standard Chartered	10/4/19	USD	4,846	INR	337,005	91
Standard Chartered	1/16/20	KRW	2,466,911	USD	2,071	(8)
State Street	10/2/19	BRL	8,670	USD	2,098	(11)
State Street	10/2/19	USD	2,082	BRL	8,670	(4)
State Street	10/11/19	USD	1,298	KRW	1,528,808	21
State Street	10/18/19	CZK	46,839	USD	1,989	(9)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
State Street	10/18/19	RON	86,311	USD	20,404	$(581)
State Street	10/18/19	USD	23,441	RON	98,928	720
State Street	10/25/19	CAD	2,776	USD	2,091	5
State Street	10/25/19	JPY	6,505,819	USD	60,467	(190)
State Street	10/25/19	USD	6,638	CAD	8,755	27
State Street	10/25/19	USD	3,007	JPY	318,072	60
State Street	10/31/19	EUR	6,516	USD	7,275	(155)
State Street	10/31/19	USD	44,723	EUR	40,437	539
State Street	11/15/19	PLN	5,951	USD	1,501	(16)
State Street	11/22/19	USD	5,276	GBP	4,274	10
State Street	11/22/19	USD	6,757	GBP	5,532	(59)
State Street	11/22/19	USD	3,314	MXN	67,400	(72)
State Street	11/22/19	USD	50,644	SEK	480,045	1,711
State Street	12/6/19	USD	69,392	CNH	493,072	455
State Street	1/10/20	USD	15,492	ZAR	240,202	(160)
State Street	1/14/20	USD	18,204	ILS	63,631	(208)
State Street	1/31/20	USD	401,475	EUR	358,009	7,582
State Street	1/31/20	USD	20,630	EUR	18,751	—
State Street	6/19/20	USD	894,186	EUR	776,000	32,687
UBS Investment Bank	10/10/19	ILS	5,827	USD	1,647	30
UBS Investment Bank	10/18/19	CZK	529,353	USD	23,336	(963)
UBS Investment Bank	10/25/19	USD	80,044	AUD	113,838	3,137
UBS Investment Bank	10/31/19	USD	25,910	EUR	23,363	382
UBS Investment Bank	11/8/19	USD	16,428	CLP	11,658,422	427
UBS Investment Bank	11/12/19	USD	6,091	ILS	21,330	(59)
UBS Investment Bank	6/19/20	USD	139,013	GBP	109,340	3,385
Net unrealized gain (loss) on open forward
currency exchange contracts						$94,625

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 1,588 Euro BOBL contracts	12/19	(234,789)	$1,747
Long, 209 Euro BUND contracts	12/19	39,694	(492)
Short, 72 Euro BUXL contracts	12/19	(17,069)	497
Long, 438 Euro OAT contracts	12/19	81,306	(846)
Short, 661 Euro SCHATZ contracts	12/19	(80,929)	241
Long, 879 Government of Australia ten year bond
contracts	12/19	87,420	864
Long, 3,726 Government of Canada ten year bond
contracts	12/19	401,047	(6,345)
Long, 1,542 Government of South Korea ten year
bond contracts	12/19	171,236	(1,049)
Long, 1,509 Government of South Korea three year
bond contracts	12/19	139,817	(219)
Short, 773 Long Gilt contracts	12/19	(127,587)	522
Net payments (receipts) of variation margin to date			3,126

Variation margin receivable (payable) on open futures contracts			$(1,954)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$4,283
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$4,283	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$229,120		¤	¤	$276,041
T. Rowe Price Short-Term
Fund	49,493		¤	¤	39,248
					$315,289	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $4,283 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $315,289.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	—	6,083,135	—	6,083,135
Short-Term Investments	276,041	28,974	—	305,015
Securities Lending Collateral	39,248	—	—	39,248
Options Purchased	—	996	—	996
Total Securities	315,289	6,113,105	—	6,428,394
Swaps	—	30	—	30
Forward Currency Exchange Contracts	—	116,459	—	116,459
Total	$315,289	$6,229,594	$—	$ 6,544,883
Liabilities
Swaps	$—	$708	$—	$ 708
Forward Currency Exchange Contracts	—	21,834	—	21,834
Futures Contracts	1,954	—	—	1,954
Total	$1,954	$22,542	$—	$ 24,496

[1] Includes Corporate Bonds, Government Bonds.